COLT 2023-2 ABS-15G

Exhibit 99.30

Client Name:	Hudson Advisors
Client Project Name:	COLT 2023-2
Start - End Dates:	1/12/2023 - 5/17/2023
Deal Loan Count:	197

Conditions Report 2.0

Loans in Report:	197
Loans with Conditions:	122

54 - Total Active Conditions
54 - Non-Material Conditions
42 - Credit Review Scope
4 - Category: Assets
6 - Category: Credit/Mtg History
1 - Category: Income/Employment
4 - Category: LTV/CLTV
27 - Category: Terms/Guidelines
6 - Property Valuations Review Scope
4 - Category: FEMA
1 - Category: Property
1 - Category: Value
6 - Compliance Review Scope
3 - Category: Compliance Manual
2 - Category: Texas Home Equity
1 - Category: TILA/RESPA Integrated Disclosure
139 - Total Satisfied Conditions

103 - Credit Review Scope
6 - Category: Application
12 - Category: Assets
3 - Category: Credit/Mtg History
23 - Category: Income/Employment
7 - Category: Insurance
32 - Category: Legal Documents
18 - Category: Terms/Guidelines
2 - Category: Title
11 - Property Valuations Review Scope
6 - Category: Appraisal
4 - Category: FEMA
1 - Category: Property
25 - Compliance Review Scope
8 - Category: Documentation
1 - Category: Federal Higher-Priced
16 - Category: TILA/RESPA Integrated Disclosure
0 - Total Waived Conditions

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